Employee benefits - Summary of fair value of plan assets (Detail) - Plan assets [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt instruments categorized by issuers' credit rating:
US government bonds	$ 5,438	$ 5,703
Cash and cash equivalents	154	1,055
Total	$ 5,592	$ 6,758